Average Annual Total Returns - Federated Hermes Corporate Bond Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Credit Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Credit Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Corporate Debt Funds BBB-Rated Average 1 Year		Lipper Corporate Debt Funds BBB-Rated Average 5 Years		Lipper Corporate Debt Funds BBB-Rated Average 10 Years
Total	3.90%	5.80%	4.94%	2.50%	4.14%	3.12%	2.26%	3.70%	2.99%	2.41%	5.58%	4.74%	6.96%	5.93%	4.58%	6.72%	6.56%	5.31%	9.07%	7.05%	5.66%	9.08%	7.01%	5.54%	9.35%	[1]	6.44%	[1]	5.40%	[1]	8.83%	[2]	7.00%	[2]	5.78%	[2]	10.07%	[3]	6.45%	[3]	5.46%	[3]

[1]	The Bloomberg Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
[2]	The Blended Index is a custom blended index comprised of 75% of the Bloomberg Barclays U.S. Credit Index and 25% of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.